Income taxes - Current and deferred portions of income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income taxes
Current income tax expense	¥ 8,839		¥ 179,907	¥ (554)
Deferred income tax expense	12,182	$ 1,716	(65,431)	554
Subtotal income tax expense appliable to PRC entities	21,021		114,476	0
Current and deferred income tax expense applicable to overseas entities	0		0	0
Income tax expense, net	¥ 21,021	$ 2,961	¥ 114,476	¥ 0